TRADE RECEIVABLES, NET (Details 2) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Gross carrying amount	$ 4,684	$ 5,945
Allowance for doubtful accounts	904	1,101	$ 1,256
Trade receivables, net	3,780	4,844
Current [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	167	999
Allowance for doubtful accounts	12	87
Trade receivables, net	155	912
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	271	357
Allowance for doubtful accounts	19	48
Trade receivables, net	252	309
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	314	330
Allowance for doubtful accounts	44	60
Trade receivables, net	270	270
Later than three months [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	253	491
Allowance for doubtful accounts	235	78
Trade receivables, net	18	413
Later than four months [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	862	2,198
Allowance for doubtful accounts	587	824
Trade receivables, net	275	1,374
Financial assets past due but not impaired [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	2,817	1,570
Allowance for doubtful accounts	7	4
Trade receivables, net	$ 2,810	$ 1,566